The interactive data file included as an exhibit to this Rule 497 filing relates to, and incorporates by reference, the supplement dated July 27, 2017 to the prospectus for Lord Abbett Convertible Fund, Lord Abbett Core Fixed Income Fund, Lord Abbett Core Plus Bond Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, Lord Abbett Multi-Asset Balanced Opportunity, Fund Lord Abbett Multi-Asset Growth Fund, Lord Abbett Multi-Asset Income Fund, Lord Abbett Short Duration Income Fund, Lord Abbett Total Return Fund, and Lord Abbett Ultra Short Bond Fund, each a series of Lord Abbett Investment Trust that was filed with the U.S. Securities and Exchange Commission pursuant to Rule 497 under the Securities Act of 1933. (Accession No. 0000930413-17-002638).